INSURANCE - Insurance contract assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LRC
INSURANCE
Opening insurance contract assets	$ 6,506
Cash flows
Net balance as at 31 December	1,020	$ 6,506
Insurance contract assets
INSURANCE
Opening insurance contract assets	1,096,286	370,752
Insurance revenue	18,566,744	19,169,750
Insurance service expenses
Incurred claims and other directly attributable expenses	(5,013,964)	(5,401,607)
Insurance acquisition cashflows	(729,342)	(504,277)
Insurance service expenses	(5,743,306)	(5,905,884)
Insurance service result	12,823,438	13,263,866
IAS29 + finance income from reinsurance contracts held	(5,878,613)	(3,456,063)
Total amounts recognised in comprehensive income	6,944,825	9,807,803
Cash flows
Premiums received	(13,244,962)	(15,215,670)
Claims and other directly attributable expenses paid	5,520,455	5,713,558
Insurance acquisition cashflows	870,461	419,843
Total cash flows	(6,854,046)	(9,082,269)
Net balance as at 31 December	1,187,065	1,096,286
Insurance contract assets | LRC
INSURANCE
Opening insurance contract assets	2,089,921	1,608,433
Insurance revenue	18,566,744	19,169,750
Insurance service expenses
Insurance acquisition cashflows	(729,342)	(504,277)
Insurance service expenses	(729,342)	(504,277)
Insurance service result	17,837,402	18,665,473
IAS29 + finance income from reinsurance contracts held	(5,829,716)	(3,388,158)
Total amounts recognised in comprehensive income	12,007,686	15,277,315
Cash flows
Premiums received	(13,244,962)	(15,215,670)
Insurance acquisition cashflows	870,461	419,843
Total cash flows	(12,374,501)	(14,795,827)
Net balance as at 31 December	1,723,106	2,089,921
Insurance contract assets | Liability for incurred claim | Present value of future cash flow
INSURANCE
Opening insurance contract assets	(949,094)	(1,184,455)
Insurance service expenses
Incurred claims and other directly attributable expenses		(5,410,292)
Insurance service expenses		(5,410,292)
Insurance service result		(5,410,292)
IAS29 + finance income from reinsurance contracts held		(67,905)
Total amounts recognised in comprehensive income		(5,478,197)
Cash flows
Claims and other directly attributable expenses paid		5,713,558
Total cash flows		5,713,558
Net balance as at 31 December	(513,344)	(949,094)
Insurance contract assets | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Opening insurance contract assets	(44,541)	(53,226)
Insurance service expenses
Incurred claims and other directly attributable expenses		8,685
Insurance service expenses		8,685
Insurance service result		8,685
Total amounts recognised in comprehensive income		8,685
Cash flows
Net balance as at 31 December	(22,697)	(44,541)
Insurance contract assets | Liability for insurance acquisition | Present value of future cash flow
INSURANCE
Opening insurance contract assets	(949,094)
Insurance service expenses
Incurred claims and other directly attributable expenses	(5,035,808)
Insurance service expenses	(5,035,808)
Insurance service result	(5,035,808)
IAS29 + finance income from reinsurance contracts held	(48,897)
Total amounts recognised in comprehensive income	(5,084,705)
Cash flows
Claims and other directly attributable expenses paid	5,520,455
Total cash flows	5,520,455
Net balance as at 31 December	(513,344)	(949,094)
Insurance contract assets | Liability for insurance acquisition | Risk adjustment for non-financial risk
INSURANCE
Opening insurance contract assets	(44,541)
Insurance service expenses
Incurred claims and other directly attributable expenses	21,844
Insurance service expenses	21,844
Insurance service result	21,844
Total amounts recognised in comprehensive income	21,844
Cash flows
Net balance as at 31 December	$ (22,697)	$ (44,541)